PREPAYMENTS AND OTHER ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PREPAYMENTS AND OTHER ASSETS
Contract with customer, asset, allowance for credit loss	¥ 62,738		¥ 40,168		$ 8,595
Contract with customer asset credit loss expense	22,570	$ 3,092	19,183	¥ 19,862
Contract with customer asset, allowance for credit loss, write-offs	¥ 0		¥ 468	¥ 0